Schedule of Reconciliation of the Contingent Stock Consideration Obligation Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition, Contingent Consideration [Line Items]
Net transfers into (out of) Level 3
Purchases, settlements and other net
Fair value adjustments		$ (159)	(159)	186
Contingent Stock Consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Beginning balance	27	$ 186	186
Net transfers into (out of) Level 3
Purchases, settlements and other net
Fair value adjustments			(159)
Ending balance	$ 27		$ 27	$ 186